Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
This section provides disclosure about the relationship between executive “compensation actually paid” (“CAP”) to our CEO and non-CEO NEOs and certain financial performance measures of the Company for the fiscal years listed below. This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act (the “Pay Versus Performance Rules”). For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation — Compensation Discussion and Analysis.”

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for Mike Baur ($)	Compensation Actually Paid to CEO ($)(1)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(3)	Average Compensation Actually Paid to Non-CEO NEOs ($)(1)(2)(3)	ScanSource, Inc. Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(4)	Net Income (in millions) ($)	Adjusted EBITDA ($)(5)

2026	9,682,834	12,669,946	1,999,476	2,186,935	185	246	78.9	151.5

2025	8,231,119	6,741,272	1,837,222	1,571,321	174	187	71.5	144.7

2024	5,875,799	7,744,764	1,838,760	1,211,679	184	163	77.1	140.7

2023	5,657,484	5,155,039	1,839,235	1,709,711	123	159	89.8	179.9

2022	5,647,684	7,297,747	2,050,989	2,464,805	129	130	88.8	166.7

(1)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid consist of:

Chief Executive Officer
	2026 ($)	2025 ($)	2024 ($)	2023 ($)	2022 ($)

Total Compensation from Summary Compensation Table	9,682,834	8,231,119	5,875,799	5,657,484	5,647,684

Adjustments for Pension	—	—	—	—	—

Adjustment for Summary Compensation Table Pension	0	0	0	0	0

Amount added for current year service cost	0	0	0	0	0

Amount added for prior service cost impacting current year	0	0	0	0	0

Total Adjustments for Pension	0	0	0	0	0

Adjustments for Equity Awards

Adjustment for grant date values in the Summary Compensation Table	(6,044,346)	(5,118,784)	(3,858,000)	(3,229,036)	(2,331,320)

Year-end fair value of unvested awards granted in the current year	7,213,059	4,111,235	4,633,040	3,093,126	2,751,537

Year-over-year difference of year-end fair values for unvested awards granted in prior years	1,666,035	(833,381)	1,038,850	(386,870)	614,269

Fair values at vest date for awards granted and vested in current year	0	0	0	0	0

Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	152,364	351,084	55,075	20,335	615,578

Forfeitures during current year equal to prior year-end fair value	0	0	0	0	0

Dividends or dividend equivalents not otherwise included in the total compensation	0	0	0	0	0

Total Adjustments for Equity Awards	2,987,111	(1,489,847)	1,868,965	(502,445)	1,650,063

Compensation Actually Paid (as calculated)	12,669,946	6,741,272	7,744,764	5,155,039	7,297,747

Average Non-CEO Named Executive Officers

	2026 ($)	2025 ($)	2024 ($)	2023 ($)	2022 ($)

Total Compensation from Summary Compensation Table	1,999,476	1,837,222	1,838,760	1,839,235	2,050,989

Adjustments for Pension		—	—	—	—

Adjustment for Summary Compensation Table Pension	0	0	0	0	0

Amount added for current year service cost	0	0	0	0	0

Amount added for prior service cost impacting current year	0	0	0	0	0

Total Adjustments for Pension	0	0	0	0	0

Adjustments for Equity Awards

Adjustment for grant date values in the Summary Compensation Table	(668,919)	(816,449)	(902,401)	(947,223)	(824,430)

Year-end fair value of unvested awards granted in the current year	690,776	655,741	620,364	914,109	986,537

Year-over-year difference of year-end fair values for unvested awards granted in prior years	192,814	(152,714)	175,851	(92,141)	113,848

Fair values at vest date for awards granted and vested in current year	0	0	0	0	19,557

Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	33,055	47,521	58,636	(4,269)	118,304

Forfeitures during current year equal to prior year-end fair value	(60,267)	0	(579,531)	0	0

Dividends or dividend equivalents not otherwise included in the total compensation	0	0	0	0	0

Total Adjustments for Equity Awards	187,459	(265,901)	(627,082)	(129,524)	413,816

Compensation Actually Paid (as calculated)	2,186,935	1,571,321	1,211,679	1,709,711	2,464,805

(2)	Equity valuations assumptions used to calculate Compensation Actually Paid were not materially different from grant date valuation assumptions.
(3)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2026: Stephen Jones, Shana Smith, Michael R. Webb (Former), Rachel Hayden (Former), Alexandre Conde (Former)
2025: Stephen Jones, Shana Smith, Rachel Hayden, Alexandre Conde
2024: Stephen Jones, John Eldh (Former), Shana Smith, Rachel Hayden, Alexandre Conde
2023: Stephen Jones, John Eldh (Former), Shana Smith, Rachel Hayden
2022: Stephen Jones, John Eldh, Rachel Hayden, Matthew Dean (Former)

(4)
Total shareholder return (“TSR”) is calculated based on the value of an initial fixed investment of $100 on June 30, 2021. The selected peer group is the S&P 600 Technology Hardware & Equipment (Industry Group) Index, which is the peer group used by the Company for purposes of Item 201(e) of SEC Regulation S-K in the Annual Report.

(5)
We have determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure used to link CAP to our NEOs to Company performance for fiscal 2026. “Adjusted EBITDA” starts with net income and adds back interest expense, income tax expense, depreciation expense, amortization or intangible assets, changes in fair value of contingent consideration, non-cash share-based compensation expense and other non-GAAP adjustments. Please refer to page 30 in the Annual Report for a reconciliation of net income to Adjusted EBITDA.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(3)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2026: Stephen Jones, Shana Smith, Michael R. Webb (Former), Rachel Hayden (Former), Alexandre Conde (Former)
2025: Stephen Jones, Shana Smith, Rachel Hayden, Alexandre Conde
2024: Stephen Jones, John Eldh (Former), Shana Smith, Rachel Hayden, Alexandre Conde
2023: Stephen Jones, John Eldh (Former), Shana Smith, Rachel Hayden
2022: Stephen Jones, John Eldh, Rachel Hayden, Matthew Dean (Former)

Peer Group Issuers, Footnote	Total shareholder return (“TSR”) is calculated based on the value of an initial fixed investment of $100 on June 30, 2021. The selected peer group is the S&P 600 Technology Hardware & Equipment (Industry Group) Index, which is the peer group used by the Company for purposes of Item 201(e) of SEC Regulation S-K in the Annual Report.
PEO Total Compensation Amount	$ 9,682,834	$ 8,231,119	$ 5,875,799	$ 5,657,484	$ 5,647,684
PEO Actually Paid Compensation Amount	$ 12,669,946	6,741,272	7,744,764	5,155,039	7,297,747
Adjustment To PEO Compensation, Footnote

Chief Executive Officer
	2026 ($)	2025 ($)	2024 ($)	2023 ($)	2022 ($)

Total Compensation from Summary Compensation Table	9,682,834	8,231,119	5,875,799	5,657,484	5,647,684

Adjustments for Pension	—	—	—	—	—

Adjustment for Summary Compensation Table Pension	0	0	0	0	0

Amount added for current year service cost	0	0	0	0	0

Amount added for prior service cost impacting current year	0	0	0	0	0

Total Adjustments for Pension	0	0	0	0	0

Adjustments for Equity Awards

Adjustment for grant date values in the Summary Compensation Table	(6,044,346)	(5,118,784)	(3,858,000)	(3,229,036)	(2,331,320)

Year-end fair value of unvested awards granted in the current year	7,213,059	4,111,235	4,633,040	3,093,126	2,751,537

Year-over-year difference of year-end fair values for unvested awards granted in prior years	1,666,035	(833,381)	1,038,850	(386,870)	614,269

Fair values at vest date for awards granted and vested in current year	0	0	0	0	0

Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	152,364	351,084	55,075	20,335	615,578

Forfeitures during current year equal to prior year-end fair value	0	0	0	0	0

Dividends or dividend equivalents not otherwise included in the total compensation	0	0	0	0	0

Total Adjustments for Equity Awards	2,987,111	(1,489,847)	1,868,965	(502,445)	1,650,063

Compensation Actually Paid (as calculated)	12,669,946	6,741,272	7,744,764	5,155,039	7,297,747

Non-PEO NEO Average Total Compensation Amount	$ 1,999,476	1,837,222	1,838,760	1,839,235	2,050,989
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,186,935	1,571,321	1,211,679	1,709,711	2,464,805
Adjustment to Non-PEO NEO Compensation Footnote

Average Non-CEO Named Executive Officers

	2026 ($)	2025 ($)	2024 ($)	2023 ($)	2022 ($)

Total Compensation from Summary Compensation Table	1,999,476	1,837,222	1,838,760	1,839,235	2,050,989

Adjustments for Pension		—	—	—	—

Adjustment for Summary Compensation Table Pension	0	0	0	0	0

Amount added for current year service cost	0	0	0	0	0

Amount added for prior service cost impacting current year	0	0	0	0	0

Total Adjustments for Pension	0	0	0	0	0

Adjustments for Equity Awards

Adjustment for grant date values in the Summary Compensation Table	(668,919)	(816,449)	(902,401)	(947,223)	(824,430)

Year-end fair value of unvested awards granted in the current year	690,776	655,741	620,364	914,109	986,537

Year-over-year difference of year-end fair values for unvested awards granted in prior years	192,814	(152,714)	175,851	(92,141)	113,848

Fair values at vest date for awards granted and vested in current year	0	0	0	0	19,557

Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	33,055	47,521	58,636	(4,269)	118,304

Forfeitures during current year equal to prior year-end fair value	(60,267)	0	(579,531)	0	0

Dividends or dividend equivalents not otherwise included in the total compensation	0	0	0	0	0

Total Adjustments for Equity Awards	187,459	(265,901)	(627,082)	(129,524)	413,816

Compensation Actually Paid (as calculated)	2,186,935	1,571,321	1,211,679	1,709,711	2,464,805

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Financial Performance Measures
In accordance with the Pay Versus Performance Rules, the following table lists the financial performance measures that, in the Company’s assessment, represent the most important financial performance measures used to link CAP to our NEOs for fiscal 2026 to Company performance:

Most Important Financial Performance Measures

Adjusted EBITDA

FCF Conversion1

Return On Invested Capital

Earnings Per Share

1
“FCF Conversion” is determined by dividing free cash flow by non-GAAP net income. For compensation purposes “free cash flow” means cash flow from operating activities less capital expenditures and “non-GAAP net income” starts with net income and excludes amortization of intangible assets related to acquisitions, acquisition and divestiture costs, restructuring costs, and other non-GAAP adjustments. For more information on our non-GAAP measures used for compensation purposes and reconciliations to GAAP measures, see Appendix A.

Total Shareholder Return Amount	$ 185	174	184	123	129
Peer Group Total Shareholder Return Amount	246	187	163	159	130
Net Income (Loss)	$ 78,900,000	$ 71,500,000	$ 77,100,000	$ 89,800,000	$ 88,800,000
Company Selected Measure Amount	151.5	144.7	140.7	179.9	166.7
PEO Name	Mike Baur
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	We have determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure used to link CAP to our NEOs to Company performance for fiscal 2026. “Adjusted EBITDA” starts with net income and adds back interest expense, income tax expense, depreciation expense, amortization or intangible assets, changes in fair value of contingent consideration, non-cash share-based compensation expense and other non-GAAP adjustments. Please refer to page 30 in the Annual Report for a reconciliation of net income to Adjusted EBITDA.
Measure:: 2
Pay vs Performance Disclosure
Name	FCF Conversion
Measure:: 3
Pay vs Performance Disclosure
Name	Return On Invested Capital
Measure:: 4
Pay vs Performance Disclosure
Name	Earnings Per Share
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,987,111	(1,489,847)	1,868,965	(502,445)	1,650,063
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,044,346)	(5,118,784)	(3,858,000)	(3,229,036)	(2,331,320)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,213,059	4,111,235	4,633,040	3,093,126	2,751,537
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,666,035	(833,381)	1,038,850	(386,870)	614,269
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	152,364	351,084	55,075	20,335	615,578
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	187,459	(265,901)	(627,082)	(129,524)	413,816
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(668,919)	(816,449)	(902,401)	(947,223)	(824,430)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	690,776	655,741	620,364	914,109	986,537
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	192,814	(152,714)	175,851	(92,141)	113,848
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	19,557
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,055	47,521	58,636	(4,269)	118,304
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(60,267)	0	(579,531)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0